Long Term Debt - Annual Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 81,284
2022	118,733
2023	119,764
2024	171,855
2025	66,834
2026	57,754
Total	$ 616,224	$ 605,819